United States
                                        Securities and Exchange Commission
                                               Washington, DC 20549

                                               Form 13F
                                               From 13F Cover Page

Report for the Calendar Year or Quarter Ended: 3/31/2005

Check here if Amendment  [X];Amendment #:  1
This Amendment (Check only one.):       [ X ] is a restatement
                                        [  ] addes new holdings entries

Insitutional Investment Manager Filing this Report:

Name:                                   KRA Capital Management, Inc.
Address:                                4041 University Drive, Suite 200
                                        Fairfax, Virginia 22030

Form 13F File Number: 028-06595

The insitutional investment manager filing this report and the person by whom it is signed hereby respresents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules,lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                                   Nitin M. Chittal
Title:                                  Chief Compliance Officer, Principal
Phone:                                  703-691-7810

Signature, Place, and Date of Signing:

                                        Nitin M. Chittal, Fairfa 5/13/2008
                                        [Signature] [City, State] [Date]


Report Type (Check only one.):

[ x ] 13F HOLDINGS  REPORT.
[  ] 13F NOTICE.
[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      48

Form 13F Information Table Value Total: 490,878(x $1000)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Insitutional investment managers with respect to which this report is filed othr than the manager filing this report.

                                               FORM 13F INFORMATION TABLE

                                                         VALUE  SHRS OR   SH/   PUT INVESTMENT    OTHER      VOTING AUTHORITY
ISSUER                                   CLASS   CUSIP  (X$1000) PRN AMT  PRN  CALL DISCRETION  MANAGERS  SOLE    SHARES    NONE
HILTON HOTELS CORP                         C   43284810  $14,016    627100SH           SOLE                                627100
STARWOOD HOTELS & RESORTS                  C   85590A20  $30,438    507040SH           SOLE                                507040
AMB PPTY CORP                              C   00163T10  $12,939    342300SH           SOLE                                342300
APARTMENT INVT & MGMT CO                   C   03748R10  $12,429    334100SH           SOLE                                334100
ARCHSTONE-SMITH TR                         C   39583109  $19,614    575015SH           SOLE                                575015
ARDEN RLTY INC                             C   3979310    $4,042    119400SH           SOLE                                119400
AVALONBAY CMNTYS INC                       C   5348410   $19,411    290200SH           SOLE                                290200
BOSTON PPTYS INC                           C   10112110  $24,009    398627SH           SOLE                                398627
BRE PPTYS INC                              C   5.56E+13   $4,981    141100SH           SOLE                                141100
CATELLUS DEV CORP                          C   14911310  $12,011    450705SH           SOLE                                450705
CORPORATE OFFICE PPTYS TR                  C   22002T10   $1,025     38700SH           SOLE                                 38700
DEVELOPERS DIVERSIFIED RLTY                C   25159110   $1,972     49600SH           SOLE                                 49600
DUKE-WEEKS REALTY CORP                     C   26441150   $2,060     69000SH           SOLE                                 69000
EQUITY LIFESTYLE PPTYS INC                 C   29472R10  $12,198    346036SH           SOLE                                346036
EQUITY RESIDENTIAL                         C   29476L10  $11,818    366900SH           SOLE                                366900
ESSEX PPTY TR                              C   29717810   $7,739    112000SH           SOLE                                112000
FEDERAL RLTY INVT TR                       C   31374720  $16,497    341200SH           SOLE                                341200
FOREST CITY ENTERPRISES INC                C   34555010   $2,354     36900SH           SOLE                                 36900
GENERAL GROWTH PPTYS INC                   C   37002110   $6,846    200750SH           SOLE                                200750
HEALTH CARE PPTY INVS INC                  C   42191510   $9,454    402800SH           SOLE                                402800
HIGHWOODS PROPERTIES INC                   C   43128410     $671     25000SH           SOLE                                 25000
HOST MARRIOTT CORP NEW                     C   44107P10  $21,160   1277800SH           SOLE                               1277800
KILROY RLTY CORP                           C   49427F10   $2,172     53100SH           SOLE                                 53100
KIMCO RLTY CORP                            C   49446R10   $6,128    113700SH           SOLE                                113700
LASALLE HOTEL PPTYS                        C   51794210   $9,900    340800SH           SOLE                                340800
LEXINGTON CORPORATE PPTYS TR               C   52904310   $2,874    131000SH           SOLE                                131000
LIBERTY PPTY TR                            C   53117210   $3,046     78000SH           SOLE                                 78000
MACERICH CO                                C   55438210  $16,767    314700SH           SOLE                                314700
MACK CALI RLTY CORP                        C   55448910   $4,989    117800SH           SOLE                                117800
MERISTAR HOSPITALITY CORP                  C   58984Y10     $680     97200SH           SOLE                                 97200
PAN PAC RETAIL PPTYS INC                   C   69806L10  $21,713    382600SH           SOLE                                382600
POST PPTYS INC                             C   73746410   $2,108     67900SH           SOLE                                 67900
PRENTISS PPTYS TR                          C   74070610   $5,653    165500SH           SOLE                                165500
PROLOGIS TR                                C   74341010  $11,074    298500SH           SOLE                                298500
PS BUSINESS PKS INC CALIF                  C   69360J10   $5,062    125600SH           SOLE                                125600
PUBLIC STORAGE INC                         C   74460D10  $13,370    234800SH           SOLE                                234800
RECKSON ASSOCS RLTY                        C   75621K10   $2,241     73000SH           SOLE                                 73000
REGENCY CTRS CORP                          C   75884910  $18,168    381450SH           SOLE                                381450
SAUL CTRS INC                              C   80439510   $1,040     32500SH           SOLE                                 32500
SIMON PPTY GROUP INC NEW                   C   82880610  $31,500    519981SH           SOLE                                519981
SIMON PPTY GROUP INC NEW                   C   82880680   $3,063     55260SH           SOLE                                 55260
SL GREEN RLTY CORP                         C   78440X10  $14,297    254300SH           SOLE                                254300
SUNSTONE HOTEL INVS INC NEW                C   86789210   $5,268    245600SH           SOLE                                245600
TAUBMAN CTRS INC                           C   87666410  $14,500    522700SH           SOLE                                522700
UNITED DOMINION RLTY TR INC                C   91019710   $1,736     83200SH           SOLE                                 83200
VORNADO RLTY TR                            C   92904210  $21,543    311000SH           SOLE                                311000
BROOKFIELD PPTYS CORP                      C   11290010  $16,108    418400SH           SOLE                                418400
TRIZEC PPTYS INC                           C   89687P10   $8,195    431300SH           SOLE                                431300




</SEC-DOCUMENT>